Note 15 Calendar of the notional maturities of the hedging instruments (Details) € in Millions	Dec. 31, 2024 EUR (€)
Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 60,021
Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	58,735
Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	39,687
Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	35,348
Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	13,234
Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,841
Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	47
Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	115,830
Not later than three months [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,183
Not later than three months [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,160
Not later than three months [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,280
Not later than three months [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,280
Not later than three months [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	12,222
Not later than three months [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	893
Not later than three months [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Not later than three months [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	22,579
Later than three months and not later than one year [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	10,799
Later than three months and not later than one year [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	10,650
Later than three months and not later than one year [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	16,775
Later than three months and not later than one year [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	16,577
Later than three months and not later than one year [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	861
Later than three months and not later than one year [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	179
Later than three months and not later than one year [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than three months and not later than one year [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	28,614
Later than one year and not later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	23,509
Later than one year and not later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	22,903
Later than one year and not later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	13,346
Later than one year and not later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	11,689
Later than one year and not later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than one year and not later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,364
Later than one year and not later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than one year and not later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	38,218
Later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	20,530
Later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	20,023
Later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,286
Later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,801
Later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	150
Later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	406
Later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	47
Later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 26,419